6. STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock-Based Compensation Details
Shares available for grant, Beginning	19,000,000	19,000,000	19,000,000	1,000,000
Number of Options Outstanding, Beginning	25,500,000	6,000,000	6,000,000
Number of Options Granted			19,500,000	6,000,000
Number of Options Forfeited
Shares available for grant, Ending	9,500,000	19,000,000	19,000,000	19,000,000
Number of Options Outstanding, Ending	25,500,000	25,500,000	25,500,000	6,000,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.02	$ 0.01	$ 0.01
Weighted Average Exercise Price Granted			$ 0.02	$ 0.01
Weighted Average Exercise Price Forfeited
Weighted Average Exercise Price Outstanding, Ending	$ 0.02	$ 0.02	$ 0.02	$ 0.01
Weighted Average Remaining Contractual Life (in years) Outstanding	3 years 5 months 20 days	3 years 8 months 20 days	3 years 8 months 23 days	3 years 11 months 28 days
Aggregate Intrinsic Value Outstanding, Ending	$ 875,000	$ 120,000